Related Parties - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Options granted (in shares)	0
Exercise price of options granted (in dollars per share)	$ 0
RSUs
Related Party Transaction [Line Items]
Awards granted (in shares)	7,913,760
Sibling of President and CTO
Related Party Transaction [Line Items]
Cash compensation	$ 136	$ 115
Options granted (in shares)		37,208
Exercise price of options granted (in dollars per share)		$ 0.63
Sibling of President and CTO | RSUs
Related Party Transaction [Line Items]
Awards granted (in shares)	1,860